Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Aircraft Impairment Charges and Fair Value Adjustments on Flight Equipment Sold or to be Disposed
Schedule of impairment charges and fair value adjustments on flight equipment sold or to be disposed of

	Three Months Ended						Nine Months Ended
	September 30, 2013			September 30, 2012			September 30, 2013				September 30, 2012
	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments
	(Dollars in millions)						(Dollars in millions)
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	3	$8.5		5	$5.2		18		$87.3	(a)	9	(b)	$43.0
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment(c)	—	—		4	4.1		—		—		4		4.1
Impairment charges on aircraft intended to be or designated for part-out	6	49.0	(d)	6	26.6	(d)	19	(e)	97.8	(d)	10		41.0	(d)

Total Impairment charges and fair value adjustments on flight equipment	9	$57.5		15	$35.9		37		$185.1		23		$88.1

(a)
Includes charges relating to 11 aircraft that met the criteria to be classified as Flight equipment held for sale, and were reclassified from Flight equipment into Flight equipment held for sale. During the nine months ended September 30, 2013, 10 of these aircraft were sold to a third party.

(b)
One of the nine aircraft was impaired twice during the nine months ended September 30, 2012.

(c)
Included in these amounts are net fair value credit adjustments related to aircraft previously held for sale, which currently no longer meet such criteria and were subsequently reclassified to Flight equipment. Also included in these amounts are fair value credit adjustments for sales price adjustments related to aircraft that were previously held for sale and sold during the periods presented.

(d)
Includes charges relating to two engines for the three months ended September 30, 2013, and nine engines for the same period in 2012 and six engines for the nine months ended September 30, 2013 and 13 engines for the same period in 2012.

(e)
One of the 19 aircraft was impaired twice during the nine months ended September 30, 2013.

	December 31,
	2012				2011		2010
	Aircraft Impaired or Adjusted		Impairment Charges and Fair Value Adjustments		Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments	Aircraft Impaired or Adjusted	Impairment Charges and Fair Value Adjustments
	(Dollars in millions)
Loss/(Gain)
Impairment charges and fair value adjustments on aircraft likely to be sold or sold (including sales-type leases)	10	(a)	$43.3		17	$163.1	15	$155.1
Fair value adjustments on held for sale aircraft sold or transferred from held for sale back to flight equipment(b)	4		4.1		10	(3.7)	60	372.1
Impairment charges on aircraft intended to be or designated for part-out	12		42.3	(c)	3	10.9	2	25.6

Total Impairment charges and fair value adjustments on flight equipment sold or to be disposed	26		$89.7	(c)	30	$170.3	77	$552.8

(a)
One of the ten aircraft was impaired twice during 2012.

(b)
Included in these amounts are net positive fair value adjustments related to aircraft previously held for sale, but which no longer met such criteria and were subsequently reclassified to Flight equipment. Also included in these amounts are net positive fair value adjustments related to sales price adjustments for aircraft that were previously held for sale and sold during periods presented.

(c)
Includes charges relating to 13 engines for the year ended December 31, 2012.